INCOME TAXES (Details 3) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Deferred taxes	$ 3,144	$ 4,350
Short-term Assets [Member]
Income Tax Disclosure [Line Items]
Deferred taxes	1,137	901
Long-term Assets [Member]
Income Tax Disclosure [Line Items]
Deferred taxes	$ 2,007	$ 3,449